Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 12,118	Taxes	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 2
	2,350	Fees	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 3
	167	Comm. Social Resp.	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 4
	255	Fees	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 5
	184	Taxes	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	IMC WV/Coal/Underground Mining [Member]	Coal [Member]	Itmann Mining Complex (IMC) [Member]	Underground Mining
#: 6
	35	Fees	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	IMC WV/Coal/Underground Mining [Member]	Coal [Member]	Itmann Mining Complex (IMC) [Member]	Underground Mining
#: 7
	167	Comm. Social Resp.	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	IMC WV/Coal/Underground Mining [Member]	Coal [Member]	Itmann Mining Complex (IMC) [Member]	Underground Mining
#: 8
	37,600	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 9
	7,347	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 10
	586	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 11
	13	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 12
	414	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 13
	269	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 14
	316	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 15
	34	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 16
	963	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 17
	$ 813	Comm. Social Resp.	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining